Warrants - Narrative (Details) £ / shares in Units, £ in Thousands					12 Months Ended
	Apr. 26, 2017 GBP (£)	Feb. 10, 2017	Feb. 08, 2017	Jul. 29, 2016 GBP (£) shares warrant £ / shares	Dec. 31, 2017 GBP (£) shares £ / shares	Dec. 31, 2016 GBP (£) shares £ / shares	Dec. 31, 2015 GBP (£)	Sep. 13, 2017 £ / shares	May 26, 2017 shares	May 18, 2017 shares	May 02, 2017 shares	Jul. 31, 2016 shares warrant
Disclosure of classes of share capital [line items]
Number of units issued (in shares) | shares				31,115,926	1,555,796,345				330,824	5,539,080	47,653,100
Placing price (in pounds per unit) | £ / shares				£ 1.4365	£ 0.02873
Number of ordinary shares (in shares) | shares				1								1
Number warrants (in warrants) | warrant				1								1
Number of shares subscribed (in shares) | shares				0.4
Exercise price percent				120.00%
Exercise price (pounds per share) | £ / shares								£ 1.10
Number of shares subscribed from warrant maximum (in shares) | shares					622,318,538
Change in fair value | £				£ 9,000	£ 0	£ 8,991
Warrant proceeds | £				35,700
Transaction costs allocated to the issue of warrants (note 19) | £	£ 408			£ 2,900	£ 7,453	£ 2,325
Warrants forfeited (in shares) | shares					0	150,001
Consolidation of shares		0.02	0.02		0.02
Exercise price (pence per share) | £ / shares					£ 0.034476
Fair value warrant | £					£ 1,273	£ 7,923	£ 0
Variance recorded | £					£ 6,650	£ 1,068	£ 0
Warrants
Disclosure of classes of share capital [line items]
Exercise price (pounds per share) | £ / shares				£ 1.7238	£ 1.7238	£ 1.7238
Number of shares subscribed from warrant maximum (in shares) | shares				12,446,370	12,401,262	12,446,370
Transaction costs allocated to the issue of warrants (note 19) | £				£ 600
Warrants forfeited (in shares) | shares					45,108	0
Ordinary shares
Disclosure of classes of share capital [line items]
Transaction costs allocated to the issue of warrants (note 19) | £				£ 2,300